(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY(REGISTERED TRADEMARK)
MONEY MARKET TRUST:
RETIREMENT GOVERNMENT
MONEY MARKET PORTFOLIO

SEMIANNUAL REPORT

FEBRUARY 29, 2000

CONTENTS

INVESTMENTS           3   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  6   Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 10  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A
BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ THE
PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
INVESTMENTS FEBRUARY 29, 2000 (UNAUDITED)

Showing Percentage of Net Assets

FEDERAL AGENCIES - 71.1%

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

FANNIE MAE - 30.7%

Agency Coupons - 18.7%

 3/1/00                          5.87% (b)                   $ 63,000,000                      $ 62,986,143

 3/2/00                          5.70 (b)                     40,000,000                        39,988,639

 3/10/00                         5.71 (b)                     80,000,000                        79,990,820

 3/24/00                         5.69 (b)                     79,000,000                        78,996,550

 4/14/00                         5.84 (b)                     160,000,000                       159,961,639

 5/4/00                          5.92 (b)                     83,000,000                        82,978,774

 5/5/00                          5.04                         30,000,000                        29,993,553

 5/15/00                         5.88 (b)                     97,000,000                        96,942,263

 6/7/00                          5.25                         40,000,000                        39,988,861

 6/9/00                          5.38                         32,000,000                        31,988,284

 9/25/00                         5.82                         33,000,000                        32,853,454

 3/1/01                          6.55 (a)                     30,000,000                        29,996,700

                                                                                                766,665,680

Discount Notes - 12.0%

 3/7/00                          5.83                         6,500,000                         6,493,749

 4/27/00                         5.84                         130,000,000                       128,815,429

 5/3/00                          5.68                         27,000,000                        26,739,180

 5/4/00                          5.91                         50,000,000                        49,482,667

 5/11/00                         5.87                         200,000,000                       197,716,170

 7/28/00                         5.73                         42,000,000                        41,057,823

 8/10/00                         6.09                         40,000,000                        38,936,200

                                                                                                489,241,218

FEDERAL HOME LOAN BANK - 23.8%

Agency Coupons - 22.6%

 3/1/00                          5.00                         62,000,000                        62,000,000

 3/1/00                          5.88 (b)                     95,000,000                        94,960,420

 3/1/00                          6.35 (b)                     42,000,000                        41,984,611

 3/3/00                          5.06                         32,000,000                        31,999,857

 3/6/00                          5.78 (b)                     80,000,000                        79,962,553

 3/8/00                          5.17                         40,000,000                        39,999,281

 4/4/00                          5.84 (b)                     160,000,000                       159,934,762

 4/5/00                          5.03                         21,190,000                        21,187,852

 4/17/00                         5.85 (b)                     80,000,000                        79,960,595

 5/12/00                         5.87 (b)                     31,000,000                        30,994,816

 5/19/00                         5.13                         65,000,000                        64,990,810

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

FEDERAL HOME LOAN BANK -
CONTINUED

Agency Coupons - continued

 6/14/00                         5.47%                       $ 22,000,000                      $ 21,991,543

 8/17/00                         5.86                         36,860,000                        36,789,387

 11/3/00                         6.00                         41,000,000                        40,986,165

 11/3/00                         6.02                         16,000,000                        15,992,981

 12/1/00                         6.03                         33,000,000                        32,960,501

 2/7/01                          6.48                         67,000,000                        66,860,530

                                                                                                923,556,664

Discount Notes - 1.2%

 8/16/00                         6.12                         50,000,000                        48,614,000

FREDDIE MAC - 14.0%

Agency Coupons - 5.8%

 3/20/00                         5.89 (b)                     126,000,000                       125,873,484

 4/10/00                         5.81 (b)                     66,000,000                        65,946,037

 1/16/01                         6.43                         48,000,000                        45,415,673

                                                                                                237,235,194

Discount Notes - 8.2%

 3/2/00                          5.83                         5,700,000                         5,699,086

 6/2/00                          5.40                         40,000,000                        39,470,933

 6/2/00                          5.46                         39,000,000                        38,478,115

 6/13/00                         5.51                         32,000,000                        31,517,440

 6/13/00                         5.53                         25,000,000                        24,620,472

 6/15/00                         5.45                         32,000,000                        31,513,342

 6/23/00                         5.50                         34,000,000                        33,436,903

 7/5/00                          5.61                         22,060,000                        21,649,243

 7/20/00                         6.13                         63,260,000                        61,783,301

 2/7/01                          6.50                         50,000,000                        47,094,028

                                                                                                335,262,863

STUDENT LOAN MARKETING
ASSOCIATION - 2.6%

Agency Coupons - 2.6%

 3/2/00                          6.43 (b)                     18,000,000                        17,998,997

 3/7/00                          6.48 (b)                     20,000,000                        19,995,765

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

STUDENT LOAN MARKETING
ASSOCIATION - CONTINUED

Agency Coupons - continued

 3/7/00                          6.50% (b)                   $ 25,000,000                      $ 24,999,580

 3/7/00                          6.53 (b)                     41,000,000                        40,991,437

                                                                                                103,985,779

TOTAL FEDERAL AGENCIES                                                                       2,904,561,398



REPURCHASE AGREEMENTS - 34.2%

                               MATURITY AMOUNT

In a joint trading account
(U.S. Government
Obligations) dated:

2/3/00 due 3/15/00 At 5.81%    $ 166,091,796                      165,000,000

2/29/00 due 3/1/00 At 5.86%     1,232,717,630                     1,232,517,000

TOTAL REPURCHASE AGREEMENTS                      1,397,517,000

TOTAL INVESTMENT PORTFOLIO -                     4,302,078,398
105.3%

NET OTHER ASSETS - (5.3)%                        (214,805,668)

NET ASSETS - 100%                               $ 4,087,272,730


Total Cost for Income Tax Purposes  $ 4,302,078,398

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

At August 31, 1999, the fund had a capital loss carryforward of approximately $223,000 of which $116,000, $105,000 and $2,000 will expire on August 31, 2002, 2003 and 2004, respectively.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                 FEBRUARY 29, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 4,302,078,398
value (including repurchase
agreements of
$1,397,517,000) - See
accompanying schedule

Receivable for fund shares                     22,183,860
sold

Interest receivable                            19,650,441

 TOTAL ASSETS                                  4,343,912,699

LIABILITIES

Payable to custodian bank       $ 448

Payable for investment           29,996,700
purchased on a  delayed
delivery basis

Payable for fund shares          225,106,798
redeemed

Distributions payable            66,443

Accrued management fee           1,456,457

Other payables and accrued       13,123
expenses

 TOTAL LIABILITIES                             256,639,969

NET ASSETS                                    $ 4,087,272,730

Net Assets consist of:

Paid in capital                               $ 4,087,426,520

Accumulated net realized gain                  (153,790)
(loss) on investments

NET ASSETS, for 4,087,328,720                 $ 4,087,272,730
shares outstanding

NET ASSET VALUE, offering                      $1.00
price and redemption price
per share ($4,087,272,730
(divided by) 4,087,328,720
shares)

STATEMENT OF OPERATIONS
                               SIX MONTHS ENDED FEBRUARY
                               29, 2000 (UNAUDITED)

INTEREST INCOME                           $ 122,312,516

EXPENSES

Management fee               $ 9,141,609

Non-interested trustees'      6,697
compensation

Interest                      5,278

 Total expenses before        9,153,584
reductions

 Expense reductions           (624,490)    8,529,094

NET INTEREST INCOME                        113,783,422

NET REALIZED GAIN (LOSS) ON                102,387
INVESTMENTS

NET INCREASE IN NET ASSETS                $ 113,885,809
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED FEBRUARY 29,  YEAR ENDED AUGUST 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 113,783,422                  $ 183,466,664

 Net realized gain (loss)         102,387                        35,419

 NET INCREASE (DECREASE) IN       113,885,809                    183,502,083
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (113,783,422)                  (183,466,664)
from net interest income

Share transactions at net         4,071,832,533                  6,653,598,429
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  113,544,131                    183,356,937
distributions from net
interest income

 Cost of shares redeemed          (4,297,130,856)                (6,040,103,635)

 NET INCREASE (DECREASE) IN       (111,754,192)                  796,851,731
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (111,651,805)                  796,887,150
IN NET ASSETS

NET ASSETS

 Beginning of period              4,198,924,535                  3,402,037,385

 End of period                   $ 4,087,272,730                $ 4,198,924,535


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED FEBRUARY 29,  YEARS ENDED AUGUST 31,
                               2000

                               (UNAUDITED)                    1999                    1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment          .026                           .048                    .053     .052     .052     .053
Operations Net interest
income

Less Distributions

From net interest  income       (.026)                         (.048)                  (.053)   (.052)   (.052)   (.053)

Net asset value,  end of       $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B, C               2.63%                          4.86%                   5.41%    5.31%    5.36%    5.46%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 4,087                        $ 4,199                 $ 3,402  $ 2,900  $ 2,523  $ 2,270
millions)

Ratio of expenses to average    .42% A                         .42%                    .42%     .42%     .37% D   .42%
net assets

Ratio of expenses to average    .39% A, E                      .39% E                  .39% E   .39% E   .34% E   .42%
net assets after expense
reductions

Ratio of net interest income    5.22% A                        4.75%                   5.28%    5.16%    5.27%    5.38%
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended February 29, 2000 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

2. OPERATING POLICIES -

CONTINUED

REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. The average daily balance during the period for which the reverse repurchase agreement was outstanding amounted to $40,000,000. The weighted average interest rate was 4.75%.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING

DATED FEBRUARY 3, 2000, DUE MARCH 15, 2000           5.81%
Number of dealers or banks                           1
Maximum amount with one dealer or bank               100%
Aggregate principal amount of agreements             $250,000,000
Aggregate maturity amount of agreements              $251,654,236
Aggregate market value of transferred assets         $256,531,251
Coupon rates of transferred assets                   6.00% to 8.00%
Maturity dates of transferred assets                 10/1/03 to 2/1/30

3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED FEBRUARY 29, 2000, DUE MARCH 1, 2000           5.86%
Number of dealers or banks                           6
Maximum amount with one dealer or bank               45.5%
Aggregate principal amount of agreements             $3,031,000,000
Aggregate maturity amount of agreements              $3,031,493,390
Aggregate market value of transferred assets         $3,104,507,301
Coupon rates of transferred assets                   0.00% to 14.05%
Maturity dates of transferred assets                 3/8/00 to 11/1/38

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $624,490 under these arrangements.

INVESTMENT ADVISER
Fidelity Management &
 Research Company
Boston, MA

SUB-ADVISER
Fidelity Investments Money
 Management, Inc.

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert A. Litterst, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Robert A. Dwight, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Maria F. Dwyer, DEPUTY TREASURER
Stanley N. Griffith,
 ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
Abigail P. Johnson
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY(REGISTERED TRADEMARK)

(registered trademark)

MONEY MARKET TRUST:
RETIREMENT MONEY MARKET
PORTFOLIO

SEMIANNUAL REPORT

FEBRUARY 29, 2000

CONTENTS

INVESTMENTS            3   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   14  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  18  Notes to the financial
                           statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A
BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ THE
PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS

  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001

INVESTMENTS FEBRUARY 29, 2000 (UNAUDITED)

Showing Percentage of Net Assets


CERTIFICATES OF DEPOSIT - 34.8%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 3.1%

First Union National Bank,
North Carolina

 5/17/00                          6.00%                       $ 100,000,000                     $ 100,000,000

 5/20/00                          6.18 (b)                     75,000,000                        75,000,000

 5/30/00                          6.00                         40,000,000                        40,000,000

 11/21/00                         6.48                         50,000,000                        50,000,000

U.S. Bank NA, Minnesota

 3/20/00                          5.95                         41,000,000                        41,000,000

                                                                                                 306,000,000

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 13.2%

Abbey National Treasury
Services PLC

 11/9/00                          6.50                         75,000,000                        75,000,000

ABN-AMRO Bank NV

 8/4/00                           6.25                         50,000,000                        50,000,000

Bank of Scotland Treasury
Services PLC

 4/12/00                          5.91                         50,000,000                        50,000,223

 5/15/00                          6.00                         25,000,000                        24,999,846

Barclays Bank PLC

 3/6/00                           5.90                         50,000,000                        50,000,035

 5/8/00                           6.01                         60,000,000                        60,000,558

 7/28/00                          5.80                         41,000,000                        41,000,000

Bayerische Hypo-und
Vereinsbank AG

 3/8/00                           6.00                         55,000,000                        55,000,000

Bayerische Landesbank
Girozentrale

 7/28/00                          6.25                         25,000,000                        24,988,204

Commerzbank AG

 5/18/00                          6.03                         50,000,000                        50,002,971

Credit Agricole Indosuez

 5/8/00                           6.02                         50,000,000                        50,000,930

Den Danske Bank Group AS

 3/9/00                           6.03                         50,000,000                        50,000,219

Deutsche Bank AG

 6/28/00                          6.10                         40,000,000                        39,998,930

Dresdner Bank AG

 3/6/00                           6.02                         100,000,000                       100,000,000

Halifax PLC

 3/7/00                           6.02                         50,000,000                        50,000,000

 5/22/00                          6.00                         100,000,000                       100,000,000

 6/26/00                          6.10                         75,000,000                        75,000,000

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - CONTINUED

ING Bank NV

 6/28/00                          6.11%                       $ 50,000,000                      $ 50,000,000

 8/3/00                           6.25                         110,000,000                       110,002,295

Norddeutsche Landesbank
Girozentrale

 8/22/00                          6.30                         50,000,000                        50,004,684

RaboBank Nederland Coop.
Central

 6/22/00                          6.10                         75,000,000                        75,000,000

Westdeutsche Landesbank
Girozentrale

 5/22/00                          6.00                         100,000,000                       99,996,178

                                                                                                 1,330,995,073

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 18.5%

Bank of Scotland Treasury
Services

 3/2/00                           5.81 (b)                     45,000,000                        44,999,939

Banque Nationale de Paris

 8/2/00                           5.85                         40,000,000                        39,991,925

Barclays Bank PLC

 3/1/00                           5.30                         45,000,000                        45,000,000

 3/1/00                           5.88 (b)                     35,000,000                        34,997,575

 3/1/00                           5.89 (b)                     25,000,000                        24,997,138

 3/31/00                          5.84                         100,000,000                       100,000,000

 6/14/00                          5.66                         75,000,000                        74,989,658

Bayerische Hypo-und
Vereinsbank AG

 3/27/00                          5.80 (b)                     70,000,000                        69,968,892

Credit Agricole Indosuez

 3/1/00                           5.22                         50,000,000                        50,000,000

Credit Communale de Belgique

 3/7/00                           6.00                         75,000,000                        75,000,000

 2/22/01                          6.81                         50,000,000                        49,976,749

Den Danske Bank Group AS

 3/10/00                          5.81 (b)                     25,000,000                        24,997,635

 3/21/00                          5.83 (b)                     50,000,000                        49,990,431

Deutsche Bank AG

 3/1/00                           5.89 (b)                     100,000,000                       99,988,197

 3/2/00                           6.00                         35,000,000                        35,000,000

 3/10/00                          5.82 (b)                     60,000,000                        59,965,651

 2/5/01                           6.75                         50,000,000                        49,975,628

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Dresdner Bank AG

 3/23/00                          5.85% (b)                   $ 50,000,000                      $ 49,992,280

Landesbank Hessen-Thuringen

 3/1/00                           5.40                         15,000,000                        15,000,000

National Westminster Bank PLC

 3/15/00                          5.15                         25,000,000                        24,989,665

RaboBank Nederland Coop.
Central

 6/5/00                           5.54                         75,000,000                        74,990,536

 7/5/00                           5.80                         50,000,000                        49,992,567

 7/12/00                          5.75                         65,000,000                        64,988,656

Royal Bank of Canada

 3/1/00                           5.89 (b)                     40,000,000                        39,997,322

 3/13/00                          5.82 (b)                     75,000,000                        74,947,070

 6/5/00                           5.55                         25,000,000                        24,997,476

Royal Bank of Scotland PLC

 5/22/00                          6.00                         75,000,000                        75,000,000

Societe Generale

 3/9/00                           5.87 (b)                     80,000,000                        79,954,797

 3/20/00                          5.83 (b)                     50,000,000                        49,991,026

 3/29/00                          5.87 (b)                     33,000,000                        32,975,942

 3/31/00                          5.95                         25,000,000                        25,000,000

Svenska Handelsbanken AB

 5/5/00                           6.01                         65,000,000                        65,000,000

 6/12/00                          5.60                         50,000,000                        49,994,587

UBS AG

 5/18/00                          5.35                         30,000,000                        29,996,301

 6/2/00                           5.52                         30,000,000                        29,997,065

Westdeutsche Landesbank
Girozentrale

 5/23/00                          6.03                         75,000,000                        75,000,000

                                                                                                 1,862,644,708

TOTAL CERTIFICATES OF DEPOSIT                                                               3,499,639,781

COMMERCIAL PAPER - 43.5%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Abbey National NA

 3/1/00                           6.02%                       $ 80,000,000                      $ 80,000,000

Aspen Funding Corp.

 6/26/00                          6.12                         40,000,000                        39,220,910

Asset Securitization Coop.
Corp.

 3/3/00                           6.02 (b)                     10,000,000                        10,000,000

 3/3/00                           6.02 (b)                     50,000,000                        50,000,000

 3/14/00                          6.17 (b)                     55,000,000                        55,000,000

 3/22/00                          5.83                         128,000,000                       127,566,933

Associates Corp. of North
America

 3/7/00                           5.91                         50,000,000                        49,952,083

Bayerische Landesbank
Girozentrale

 4/4/00                           5.91                         100,000,000                       99,447,500

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 3/8/00                           6.04                         20,000,000                        19,976,900

 3/14/00                          5.83                         65,000,000                        64,863,861

 4/11/00                          5.92                         10,000,000                        9,933,261

 5/12/00                          6.06                         10,000,000                        9,880,400

Commonwealth Bank of Australia

 3/10/00                          6.03                         10,000,000                        9,985,150

ConAgra, Inc.

 3/13/00                          5.89                         14,800,000                        14,771,091

 3/17/00                          5.92                         5,000,000                         4,986,889

 4/4/00                           6.08                         20,000,000                        19,886,289

 4/5/00                           6.05                         10,000,000                        9,941,667

 4/7/00                           6.01                         10,000,000                        9,938,847

Conoco, Inc.

 3/13/00                          5.92                         10,000,000                        9,980,333

 3/21/00                          5.94                         25,000,000                        24,917,889

 4/5/00                           6.05                         5,000,000                         4,970,833

Corporate Receivables Corp.

 3/17/00                          5.83                         5,541,000                         5,526,717

 4/17/00                          5.92                         40,000,000                        39,693,978

CXC, Inc.

 3/16/00                          6.09                         25,000,000                        24,937,500

 3/20/00                          5.87                         50,000,000                        49,846,153

 4/27/00                          5.96                         25,000,000                        24,767,646

Daimler-Chrysler North
America Holding Corp.

 3/6/00                           6.04                         10,000,000                        9,991,736

 3/6/00                           6.05                         26,000,000                        25,978,694

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Daimler-Chrysler North
America Holding Corp. -
continued

 3/8/00                           5.93%                       $ 25,000,000                      $ 24,972,049

 3/15/00                          6.09                         25,000,000                        24,941,667

 3/29/00                          5.83                         25,000,000                        24,887,222

 5/4/00                           6.01                         50,000,000                        49,473,778

Delaware Funding Corp.

 4/24/00                          5.96                         60,000,000                        59,469,000

Deutsche Bank Financial, Inc.

 3/15/00                          5.82                         150,000,000                       149,662,250

 4/3/00                           5.93                         60,000,000                        59,677,150

Dexia CLF Finance Co.

 4/26/00                          5.94                         30,000,000                        29,727,000

Edison Asset Securitization LLC

 3/6/00                           5.96                         12,000,000                        11,990,333

 3/6/00                           6.01                         30,000,000                        29,975,667

 3/8/00                           6.04                         50,000,000                        49,942,250

 3/10/00                          5.96                         20,000,000                        19,971,000

 3/13/00                          5.96                         33,000,000                        32,936,310

 3/16/00                          6.04                         25,000,000                        24,938,125

 3/31/00                          5.96                         20,000,000                        19,902,833

 4/3/00                           5.90                         90,000,000                        89,517,375

Enterprise Funding Corp.

 4/13/00                          5.90                         96,064,000                        95,392,753

Falcon Asset Securitization
Corp.

 3/14/00                          5.82                         25,000,000                        24,947,639

 3/20/00                          5.83                         23,715,000                        23,642,406

 3/21/00                          5.83                         30,000,000                        29,903,333

 3/23/00                          5.84                         25,000,000                        24,911,389

 4/5/00                           5.90                         50,000,000                        49,715,625

 4/10/00                          5.94                         50,000,000                        49,672,222

Finova Capital Corp.

 3/1/00                           5.90                         25,000,000                        25,000,000

Ford Motor Credit Co.

 3/6/00                           6.05                         100,000,000                       99,917,222

 3/21/00                          6.20                         25,000,000                        24,915,278

GE Capital International
Funding, Inc.

 3/7/00                           5.93                         25,000,000                        24,975,958

 3/13/00                          5.90                         40,000,000                        39,923,733

General Electric Capital Corp.

 3/2/00                           6.04                         290,000,000                       289,952,546

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

General Electric Capital
Corp. - continued

 3/3/00                           5.90%                       $ 70,000,000                      $ 69,977,639

 3/7/00                           5.91                         45,000,000                        44,956,875

General Electric Capital
Services, Inc.

 5/17/00                          6.01                         50,000,000                        49,366,889

General Motors Acceptance Corp.

 3/6/00                           5.90                         50,000,000                        49,960,278

 3/7/00                           5.91                         100,000,000                       99,904,667

Goldman Sachs Group, Inc.

 3/22/00                          6.25                         25,000,000                        24,910,313

 3/27/00                          6.23                         25,000,000                        24,889,410

 5/15/00                          6.00                         45,000,000                        44,445,937

GTE Corp.

 3/28/00                          5.88                         5,000,000                         4,978,063

Heller Financial, Inc.

 3/8/00                           6.15                         10,000,000                        9,988,236

 3/15/00                          6.15                         15,000,000                        14,964,708

 3/16/00                          6.22                         5,000,000                         4,987,250

 3/29/00                          5.89                         5,000,000                         4,977,211

IBM Credit Corp.

 3/21/00                          5.89                         25,000,000                        24,920,556

J.P. Morgan & Co., Inc.

 3/14/00                          6.06                         25,000,000                        24,946,194

Kitty Hawk Funding Corp.

 3/9/00                           5.81                         25,000,000                        24,967,833

 3/17/00                          5.83                         25,000,000                        24,935,556

 4/6/00                           5.90                         26,657,000                        26,501,057

 8/15/00                          6.27                         30,000,000                        29,153,867

Lehman Brothers Holdings, Inc.

 4/20/00                          6.19 (b)                     11,000,000                        11,000,000

 5/9/00                           6.25 (b)                     66,000,000                        66,000,000

Lower Colorado River Auth.
Tax Rev.

 3/8/00                           6.19                         45,000,000                        45,000,000

 8/2/00                           6.42                         10,000,000                        10,000,000

Marsh USA, Inc.

 3/21/00                          5.92                         40,000,000                        39,872,222

MCI WorldCom, Inc.

 3/6/00                           5.89                         15,000,000                        14,987,792

 3/21/00                          5.89                         10,000,000                        9,967,444

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Nationwide Building Society

 3/8/00                           6.04%                       $ 15,000,000                      $ 14,982,646

New Center Asset Trust

 3/20/00                          6.15                         25,000,000                        24,920,174

 3/20/00                          6.27                         25,000,000                        24,918,590

 4/10/00                          5.91                         65,000,000                        64,577,500

 5/15/00                          6.03                         15,000,000                        14,815,000

Newport Funding Corp.

 3/14/00                          5.84                         25,000,000                        24,947,549

 6/21/00                          6.12                         75,000,000                        73,601,400

Norfolk Southern Corp.

 3/1/00                           5.99                         10,000,000                        10,000,000

 3/13/00                          6.00                         25,000,000                        24,950,250

Norwest Financial, Inc.

 3/8/00                           6.13                         25,000,000                        24,970,931

Park Avenue Receivables Corp.

 3/10/00                          5.84                         24,755,000                        24,719,043

 3/14/00                          5.83                         25,000,000                        24,947,639

 3/20/00                          5.83                         55,545,000                        55,374,971

 3/28/00                          5.84                         13,800,000                        13,739,867

PHH Corp.

 3/1/00                           6.03                         10,000,000                        10,000,000

Preferred Receivables Funding
Corp.

 4/6/00                           5.90                         50,000,000                        49,707,500

Rohm & Haas Co.

 3/8/00                           6.35                         17,000,000                        16,979,671

Svenska Handelsbanken, Inc.

 3/2/00                           6.01                         50,000,000                        49,991,778

The Bear Stearns Companies,
Inc.

 4/17/00                          5.94                         30,000,000                        29,769,700

Triple-A One Funding Corp.

 3/15/00                          5.83                         59,023,000                        58,889,870

Tyco International Group SA

 3/1/00                           6.03                         10,000,000                        10,000,000

 3/8/00                           6.71                         10,000,000                        9,987,167

 3/8/00                           6.72                         35,000,000                        34,955,083

 3/9/00                           6.72                         20,000,000                        19,970,667

 4/3/00                           6.16                         5,000,000                         4,972,042

Unifunding, Inc.

 3/17/00                          6.00                         120,000,000                       119,688,533

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Westdeutsche Landesbank
Girozentrale

 5/24/00                          6.04%                       $ 100,000,000                     $ 98,611,667

Windmill Funding Corp.

 3/13/00                          5.83                         80,000,000                        79,845,333

 3/14/00                          5.86                         75,000,000                        74,842,375

 3/22/00                          5.83                         25,000,000                        24,915,417

 3/24/00                          5.84                         48,700,000                        48,519,228

TOTAL COMMERCIAL PAPER                                                                       4,374,488,961

FEDERAL AGENCIES - 1.9%



FEDERAL HOME LOAN BANK - 1.9%

Discount Notes - 1.9%

 8/9/00                           6.06                         200,000,000                       194,740,667

BANK NOTES - 9.5%



American Express Centurion Bank

 3/1/00                           5.95 (b)                     50,000,000                        50,000,000

Bank of America NA

 5/18/00                          6.00                         100,000,000                       100,000,000

 6/21/00                          6.10                         75,000,000                        75,000,000

Bank One NA, Chicago

 4/19/00                          6.02 (b)                     50,000,000                        49,977,814

 4/24/00                          6.00 (b)                     60,000,000                        59,965,370

 5/30/00                          6.00                         50,000,000                        50,000,000

Comerica Bank, Detroit

 3/13/00                          5.93 (b)                     50,000,000                        49,985,627

First National Bank, Chicago

 7/12/00                          5.75                         100,000,000                       99,982,548

First Union National Bank,
North Carolina

 3/1/00                           5.95 (b)                     34,000,000                        34,000,000

 3/24/00                          5.85 (b)                     80,000,000                        80,000,000

 4/4/00                           6.09 (b)                     75,000,000                        75,000,000

 4/26/00                          6.04 (b)                     41,000,000                        41,000,000

Fleet National Bank

 3/1/00                           5.96 (b)                     50,000,000                        49,991,213

BANK NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Key Bank NA

 3/16/00                          6.00% (b)                   $ 58,000,000                      $ 58,000,000

Mellon Bank NA, Pittsburgh

 3/1/00                           5.88 (b)                     24,000,000                        23,997,648

NationsBank NA

 3/1/00                           5.90 (b)                     25,000,000                        24,998,835

 3/1/00                           5.91 (b)                     30,000,000                        29,998,731

TOTAL BANK NOTES                                                                             951,897,786

MEDIUM-TERM NOTES - 5.5%



American Telephone & Telegraph

 3/7/00                           5.95 (b)                     130,000,000                       130,000,000

Bank of Scotland Treasury
Services PLC

 4/19/00                          6.04 (b)                     35,000,000                        35,001,190

Centex Home Mortgage LLC

 3/20/00                          6.02 (a)(b)                  50,000,000                        50,000,000

CIESCO LP

 3/15/00                          5.87 (b)                     50,000,000                        49,996,282

CIT Group, Inc.

 3/1/00                           5.95 (b)                     40,000,000                        39,993,254

Ford Motor Credit Co.

 3/1/00                           5.95 (b)                     100,000,000                       100,000,000

 5/23/00                          6.09 (b)                     100,000,000                       99,967,142

General Electric Capital Corp.

 4/12/00                          5.98 (b)                     24,000,000                        24,000,000

 5/12/00                          6.05 (b)                     30,000,000                        30,000,000

TOTAL MEDIUM-TERM NOTES                                                                      558,957,868

SHORT-TERM NOTES - 3.9%



Jackson National Life
Insurance Co.

 4/2/00                           6.16 (b)(c)                  36,000,000                        36,000,000

Monumental Life Insurance Co.

 3/1/00                           6.00 (b)(c)                  10,000,000                        10,000,000

 3/1/00                           6.03 (b)(c)                  45,000,000                        45,000,000

 5/1/00                           6.21 (b)(c)                  55,000,000                        55,000,000

SHORT-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

New York Life Insurance Co.

 3/1/00                           6.23% (b)(c)                $ 25,000,000                      $ 25,000,000

 4/3/00                           6.28 (b)(c)                  23,000,000                        23,000,000

Pacific Life Insurance Co.

 3/9/00                           6.21 (b)(c)                  25,000,000                        25,000,000

RACERS Series 1999 16MM,

 3/2/00                           5.91 (a)(b)                  48,000,000                        48,000,000

SMM Trust Series 1999 E,

 4/5/00                           6.02 (a)(b)                  19,000,000                        19,000,000

SMM Trust Series 1999 I,

 5/26/00                          6.11 (a)(b)                  26,000,000                        26,000,000

Strategic Money Market Trust
Series 1999 A6,

 4/13/00                          6.15 (a)(b)                  86,000,000                        86,000,000

TOTAL SHORT-TERM NOTES                                                                       398,000,000

TIME DEPOSITS - 0.5%



Chase Manhattan Bank USA NA

 3/1/00                           5.88                         50,000,000                        50,000,000


REPURCHASE AGREEMENTS - 0.6%

                              MATURITY AMOUNT

In a joint trading account    $ 6,359,035                         6,358,000
(U.S. Government
Obligations) dated 2/29/00
due 3/1/00 At 5.86%

With Morgan Stanley & Co. At   50,008,333                         50,000,000
6%, dated 2/29/00 due 3/1/00
(Commercial Paper
Obligations) (principal
amount $51,500,000) 0%,
3/14/00 - 3/22/00

TOTAL REPURCHASE AGREEMENTS                     56,358,000

TOTAL INVESTMENT PORTFOLIO -                    10,084,083,063
100.2%

NET OTHER ASSETS - (0.2)%                       (24,932,200)

NET ASSETS - 100%                              $ 10,059,150,863

Total Cost for Income Tax Purposes  $ 10,084,083,063

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $229,000,000 or 2.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  COST

Jackson National Life         7/6/99            $ 36,000,000
Insurance Co. 6.16%, 4/2/00

Monumental Life Insurance     7/31/98           $ 10,000,000
Co.: 6%, 3/1/00

6.03%, 3/1/00                 3/12/99           $ 45,000,000

6.21%, 5/1/00                 1/28/00           $ 55,000,000

New York Life Insurance Co.:  8/13/99           $ 25,000,000
6.23%, 3/1/00

6.28%, 4/3/00                 12/20/99          $ 23,000,000

Pacific Life Insurance Co.    8/31/99           $ 25,000,000
6.21%, 3/9/00

INCOME TAX INFORMATION

At August 31, 1999, the fund had a capital loss carryforward of approximately $255,000 of which $139,000, $42,000, $73,000 and $1,000 will expire on August 31, 2002, 2004, 2005 and 2006, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                                 FEBRUARY 29, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 10,084,083,063
value (including  repurchase
agreements of $56,358,000) -
 See accompanying schedule

Receivable for fund shares                    40,417,211
sold

Interest receivable                           58,497,054

 TOTAL ASSETS                                 10,182,997,328

LIABILITIES

Payable to custodian bank       $ 146,453

Payable for investments          35,253,539
purchased

Payable for fund shares          84,906,442
redeemed

Distributions payable            52,284

Accrued management fee           3,420,546

Other payables and accrued       67,201
expenses

 TOTAL LIABILITIES                            123,846,465

NET ASSETS                                   $ 10,059,150,863

Net Assets consist of:

Paid in capital                              $ 10,059,508,579

Accumulated undistributed net                 (357,716)
realized gain (loss)  on
investments

NET ASSETS, for                              $ 10,059,150,863
10,059,436,569 shares
outstanding

NET ASSET VALUE, offering                     $1.00
price and redemption price
per share ($10,059,150,863
(divided by) 10,059,436,569
shares)

STATEMENT OF OPERATIONS

                               SIX MONTHS ENDED FEBRUARY
                               29, 2000 (UNAUDITED)

INTEREST INCOME                            $ 301,135,871

EXPENSES

Management fee               $ 21,795,414

Non-interested trustees'      16,827
compensation

 Total expenses before        21,812,241
reductions

 Expense reductions           (1,725,797)   20,086,444

NET INTEREST INCOME                         281,049,427

NET REALIZED GAIN (LOSS) ON                 (102,780)
INVESTMENTS

NET INCREASE IN NET ASSETS                 $ 280,946,647
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED FEBRUARY 29,  YEAR ENDED AUGUST 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 281,049,427                  $ 448,397,808

 Net realized gain (loss)         (102,780)                      173,790

 NET INCREASE (DECREASE) IN       280,946,647                    448,571,598
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (281,049,427)                  (448,397,808)
from net interest income

Share transactions at net         10,238,237,651                 16,462,325,115
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  281,024,919                    448,025,762
distributions from net
interest income

 Cost of shares redeemed          (10,770,484,275)               (14,521,593,074)

 NET INCREASE (DECREASE) IN       (251,221,705)                  2,388,757,803
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (251,324,485)                  2,388,931,593
IN NET ASSETS

NET ASSETS

 Beginning of period              10,310,475,348                 7,921,543,755

 End of period                   $ 10,059,150,863               $ 10,310,475,348


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED FEBRUARY 29,  YEARS ENDED AUGUST 31,
                               2000

                               (UNAUDITED)                    1999                    1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
 period

Income from Investment          .027                           .049                    .053     .052     .053     .054
Operations Net interest
income

Less Distributions

From net interest  income       (.027)                         (.049)                  (.053)   (.052)   (.053)   (.054)

Net asset value,  end of       $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B, C               2.72%                          4.97%                   5.46%    5.37%    5.40%    5.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 10,059                       $ 10,310                $ 7,922  $ 6,227  $ 5,327  $ 4,350
(in millions)

Ratio of expenses  to average   .42% A                         .42%                    .42%     .42%     .37% D   .42%
 net assets

Ratio of expenses to average    .39% A, E                      .38% E                  .39% E   .39% E   .34% E   .42%
net assets after expense
reductions

Ratio of net interest income    5.41% A                        4.85%                   5.33%    5.21%    5.31%    5.49%
to average net assets


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended February 29, 2000 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank

2. OPERATING POLICIES -

CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $219,000,000 or 2.2% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MONEY MARKET INSURANCE - CONTINUED

entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $ 6,013,000. The weighted average interest rate was 5.38%. Interest earned from the interfund lending program amounted to $1,796 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

5. EXPENSE REDUCTIONS.

Through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $1,725,797 under this arrangement.

INVESTMENT ADVISER
Fidelity Management &
 Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments Money
 Management, Inc.

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Robert A. Dwight, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Maria C. Dwyer, DEPUTY TREASURER
Stanley N. Griffith,
 ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
Abigail P. Johnson

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com